Investment in associate - Key assumptions (Details) - Cash-generating unit - Atlas Methanol Company Unlimited	Dec. 31, 2023
Long-term average realized methanol price
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.10
Production volumes
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.15
Gas price
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.10
Discount rate (after-tax)
Disclosure of detailed information about property, plant and equipment [line items]
Change Required for Carrying Value to Equal Recoverable Value	0.0800